Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure
Schedule Of Fair Value Off Balance Sheet Risks Text Block
(In thousands)	December 31, 2019	December 31, 2018
Commitments to extend credit:
Credit card lines	$4,889,694	$4,468,481
Commercial and construction lines of credit	3,205,306	2,751,390
Other consumer unused credit commitments	262,516	254,491
Commercial letters of credit	2,629	2,695
Standby letters of credit	75,186	26,479
Commitments to originate or fund mortgage loans	96,653	22,629

Schedule Of Direct Exposure To The Puerto Rico Government By Maturity [Text Block]
(In thousands)	Investment Portfolio	Loans	Total Outstanding	Total Exposure
Central Government
After 1 to 5 years	$8	$-	$8	$8
After 5 to 10 years	30	-	30	30
After 10 years	540	-	540	540
Total Central Government	578	-	578	578
Municipalities
Within 1 year	3,745	78,108	81,853	81,853
After 1 to 5 years	17,580	139,283	156,863	156,863
After 5 to 10 years	18,195	82,967	101,162	101,162
After 10 years	655	90,601	91,256	91,256
Total Municipalities	40,175	390,959	431,134	431,134
Total Direct Government Exposure	$40,753	$390,959	$431,712	$431,712